Related party balances and transactions (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Origination and servicing expenses:
Origination and servicing expenses	¥ 15,348	$ 2,408	¥ 29,022	¥ 73,008
Loan service fee
Related Party Transaction [Line Items]
Net revenues	0	0	20	306
Key Management And Their Immediate Family Members [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	0	0	20	274
Hangzhou Ruituo Technology Co. Ltd. [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	0	0	0	32
Chunan Wanglan Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	1,729
Chunan Wenjun Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,936	304	4,365	6,927
Chunan Wenkang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	557	87	1,774	4,518
Chunan Wenhai Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,111	174	1,095	3,518
Chunan Wenbing Financial Information Advisory Services Partnership (GP) [Member]
Origination and servicing expenses:
Customer acquisition costs	793	124	2,505	6,228
Chunan Wenlin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	688	108	2,231	4,693
Chunan Wenrong Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,091	171	3,347	5,902
Chunan Wenshe Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	229	36	(569)	0
Chunan Wenbei Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,026	161	2,844	6,900
Chunan Wensheng Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,122	176	2,339	6,509
Chunan Wenyang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	408	64	367	1,709
Chunan Wangxia Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	426	67	590	3,027
Chunan Wanglin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	2,667	419	3,507	6,900
Chunan Wangqi Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	108	17	1,166	4,250
Chunan Wangqun Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	3,017	473	3,033	9,255
Chunan Yunxiu Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	¥ 169	$ 27	¥ 428	¥ 943